Exhibit 99.10

Monthly Investor Report: Verizon Master Trust - VZMT 2025-5

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

February 2026	03/20/2026	9	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/20/28	06/20/2031	$400,950,000.00		4.40%			4.40%
Class A-1b	6/20/28	06/20/2031	$133,650,000.00	28	SOFR +0.55%	03/13/2026	3.67223%	4.22%
Class B	6/20/28	06/20/2031	$40,870,000.00		4.42%			4.42%
Class C	6/20/28	06/20/2031	$24,530,000.00		4.84%			4.84%

Total			$600,000,000.00

Series 2025-5 Allocation % x Group One Available Funds	$37,813,471.99
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$37,813,471.99

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$42.74	$42.74	$0.00	$0.00	$37,813,429.25
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$37,813,429.25
Asset Representations Reviewer Fee	$26.88	$26.88	$0.00	$0.00	$37,813,402.37
Supplemental ARR Fee	$107.51	$107.51	$0.00	$0.00	$37,813,294.86
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$37,812,044.86
Servicing Fee	$462,786.01	$462,786.01	$0.00	$0.00	$37,349,258.85
Class A-1a Note Interest	$1,470,150.00	$1,470,150.00	$0.00	$0.00	$35,879,108.85
Class A-1b Note Interest	$438,900.81	$438,900.81	$0.00	$0.00	$35,440,208.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,440,208.04
Class B Note Interest	$150,537.83	$150,537.83	$0.00	$0.00	$35,289,670.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,289,670.21
Class C Note Interest	$98,937.67	$98,937.67	$0.00	$0.00	$35,190,732.54
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$35,190,732.54
Class R Interest	$35,190,732.54	$35,190,732.54	$0.00	$0.00	$0.00

Total	$37,813,471.99	$37,813,471.99	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,470,150.00	$0.00	$0.00	$1,470,150.00
Class A-1b	$0.00	$0.00	$438,900.81	$0.00	$0.00	$438,900.81
Class B	$0.00	$0.00	$150,537.83	$0.00	$0.00	$150,537.83
Class C	$0.00	$0.00	$98,937.67	$0.00	$0.00	$98,937.67

Total	$0.00	$0.00	$2,158,526.31	$0.00	$0.00	$2,158,526.31

	Note Balance	Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.67	$0.00	$3.67	$400,950,000.00	1.00	$400,950,000.00	1.00
Class A-1b	$1,000.00	$3.28	$0.00	$3.28	$133,650,000.00	1.00	$133,650,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$4.03	$0.00	$4.03	$24,530,000.00	1.00	$24,530,000.00	1.00

Total	$1,000.00	$3.60	$0.00	$3.60	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.